CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ 21,510	$ 21,044	$ 16,366
Other comprehensive income
Actuarial gains and losses	(114)	574	1,035
Change in fair value of investments in equity instruments	(11)	112	66
Tax effect	(11)	(96)	(411)
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Items not potentially reclassifiable to profit and loss	2,437	(4,386)	(6,512)
Currency translation adjustment	(3,277)	1,734	4,216
Cash flow hedge	2,898	(5,452)	278
Variation of foreign currency basis spread	(11)	65	2
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
Other	(2)	(16)	(1)
Tax effect	(730)	1,449	(135)
Items potentially reclassifiable to profit and loss	(1,330)	1,277	5,066
Total other comprehensive income (net amount)	1,107	(3,109)	(1,446)
COMPREHENSIVE INCOME	22,617	17,935	14,920
TotalEnergies share	22,534	17,419	14,616
Non-controlling interests	$ 83	$ 516	$ 304